ACCOUNTING CHANGES	12 Months Ended
Dec. 31, 2017
Accounting Changes
ACCOUNTING CHANGES	NOTE 2 ACCOUNTING CHANGES. No accounting changes have taken place in comparison with the prior periods presented, except for those mentioned in Note 1.